Shareholder Fees {- Fidelity® Small Cap Enhanced Index Fund}	Mar. 18, 2022 USD ($)
02.28 Fidelity Small Cap Enhanced Index Fund PRO-08 | Fidelity® Small Cap Enhanced Index Fund
Shareholder Fees:
(fees paid directly from your investment)	none